As filed with the Securities and Exchange Commission on October 27, 2016

Securities Act Registration No. 333-189486

Investment Company Registration File No. 811-22832

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No.

☐

Post-Effective Amendment No. [6]

☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT ACT OF 1940

☐

Amendment No. [7]

☒

TCG Financial Series Trust VII

Catalyst Capital Advisors LLC

36 North New York Avenue, Floor 2

Huntington, NY 11743

1-800-494-2755

Copies to:

Catalyst Capital Advisors LLC 36 North New York Avenue, Floor 2 Huntington, NY 11743	Andrew Davalla, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215-6101

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on October 14, 2016 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in New York, New York, on October 27, 2016.

TCG FINANCIAL SERIES TRUST VII

By: /s/ Steven Lachenauer

Steven Lachenauer

Chairman and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated.

Signature	Title	Date
By: /s/ Jorge H. Coloma Jorge H. Coloma	Principal Executive Officer and President/Trustee	October 27, 2016
By: /s/ Steven Lachenauer * Steven Lachenauer	Chairman and Trustee	October 27, 2016
By: /s/ Donald McIntosh * Donald McIntosh	Trustee	October 27, 2016
By: /s/ Bob Anastasi * Bob Anastasi	Treasurer	October 27, 2016

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase